Equity method investments (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	$ 239,799	$ 244,069
Affiliates balance sheet date [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets			$ 290,805
Current assets			11,969
Total assets of affiliates			302,774
Current liabilities			$ 5,335
Voyage revenue	10,333	7,252
Net loss	(966)	$ (454)
Affiliates balance sheet date new [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets	533,407
Current assets	16,189
Total assets of affiliates	549,596
Current liabilities	$ 18,875